COMMITMENTS AND CONTINGENCY - Office Leases Commitment - short term (Details) - Dec. 31, 2022 - Office Leases Commitment	CNY (¥)	USD ($)
Office Leases Commitment - short term
2023	¥ 764,700	$ 110,853
Total	¥ 764,700	$ 110,853